WARRANTS (Tables)	9 Months Ended	12 Months Ended
	Jul. 31, 2022	Oct. 31, 2021
Warrants
Schedule of Summary of Warrant Activity

	Number of Shares	Weighted- average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2021	9,500,000	$0.03	6.90	$289,500
Granted	40,000,000	$0.03	10.0	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding and exercisable at July 31, 2022	49,500,000	$0.03	9.25	$15,000

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2020	9,500,000	$0.03	7.90	$1,268,000
Granted	-	$-	-	$-
Exercised	-	$-	-	$-
Expired/Forfeited	-	$-	-	$-
Outstanding and exercisable at October 31, 2021	9,500,000	$0.03	6.90	$289,500

	Number of Shares	Weighted-average Exercise Price	Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at October 31, 2019	4,529,371	$0.20	0.30	$-
Granted	9,500,000	$0.03	8.53	$-
Exercised	-	$-		$-
Expired/Forfeited	(4,529,371)	$0.20	-	$-
Outstanding and exercisable at October 31, 2020	9,500,000	$0.03	7.90	$1,268,000